UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2015

Item 1. Schedule of Investments.

Kaizen Hedged Premium Spreads Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2015 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS – 4.0%
	CALL OPTIONS – 1.5%
	CBOE SPX Volatility Index
5,000	Exercise Price: $25.00, Expiration Date: December 17, 2015	$1,212,500
10,200	Exercise Price: $25.00, Expiration Date: November 19, 2015	2,320,500

	TOTAL CALL OPTIONS (Cost $1,501,896)	3,533,000

	PUT OPTIONS – 2.5%
	Russell 2000 Index
8,000	Exercise Price: $940.00, Expiration Date: October 17, 2015	540,000
	S&P 500 Index
7,000	Exercise Price: $1,625.00, Expiration Date: October 24, 2015	1,260,000
10,800	Exercise Price: $1,635.00, Expiration Date: October 17, 2015	945,000
10,000	Exercise Price: $1,675.00, Expiration Date: October 3, 2015	75,000
9,500	Exercise Price: $1,710.00, Expiration Date: October 3, 2015	95,000
	Nasdaq 100 Stock Index
5,100	Exercise Price: $3,650.00, Expiration Date: October 10, 2015	879,750
4,882	Exercise Price: $3,775.00, Expiration Date: October 10, 2015	1,830,750

	TOTAL PUT OPTIONS (Cost $19,086,670)	5,625,500

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $20,588,566)	9,158,500

Principal Amount

	SHORT-TERM INVESTMENTS – 99.7%
8,470,114	UMB Money Market Fiduciary, 0.01%[1]	8,470,114
	United States Treasury Bill
17,000,000	0.04%, 11/5/2015[2]	16,999,358
184,000,000	0.09%, 11/12/2015[2]	183,980,671
15,000,000	0.02%, 11/19/2015[2]	14,999,525
5,000,000	0.04%, 11/27/2015[2]	4,999,683

	TOTAL SHORT-TERM INVESTMENTS (Cost $229,449,351)	229,449,351

	TOTAL INVESTMENTS – 103.7% (Cost $250,037,917)	238,607,851

Kaizen Hedged Premium Spreads Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

		Value
	Liabilities in Excess of Other Assets – (3.7)%	$(8,495,434)

	TOTAL NET ASSETS – 100.0%	$230,112,417

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – (3.3)%
	CALL OPTIONS – (0.1)%
	CBOE SPX Volatility Index
(5,200)	Exercise Price: $42.50, Expiration Date: November 19, 2015	(247,000)

	TOTAL CALL OPTIONS (Proceeds $119,808)	(247,000)

	PUT OPTIONS – (3.2)%
	Russell 2000 Index
(8,000)	Exercise Price: $960.00, Expiration Date: October 17, 2015	(720,000)
	Nasdaq 100 Stock Index
(4,882)	Exercise Price: $3,800.00, Expiration Date: October 10, 2015	(2,123,670)
(5,100)	Exercise Price: $3,700.00, Expiration Date: October 10, 2015	(1,198,500)
	S&P 500 Index
(9,500)	Exercise Price: $1,735.00, Expiration Date: October 3, 2015	(95,000)
(10,000)	Exercise Price: $1,700.00, Expiration Date: October 3, 2015	(75,000)
(10,800)	Exercise Price: $1,660.00, Expiration Date: October 17, 2015	(1,161,000)
(7,000)	Exercise Price: $1,675.00, Expiration Date: October 24, 2015	(2,047,500)

	TOTAL PUT OPTIONS (Proceeds $23,747,365)	(7,420,670)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $23,867,173)	$(7,667,670)

[1]	The rate is the annualized seven-day yield at period end.
[2]	Security segregated as collateral for open written option contracts.

See accompanying Notes to Schedule of Investments.

Kaizen Hedged Premium Spreads Fund
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Note 1 – Organization
Kaizen Hedged Premium Spreads Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek risk-adjusted returns which are uncorrelated to the broader markets. The Fund’s Class I shares commenced operations on August 3, 2015.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Kaizen Hedged Premium Spreads Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
September 30, 2015 (Unaudited)

Note 3 – Federal Income Taxes
At September 30, 2015, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$250,037,917

Gross unrealized appreciation	$2,031,104
Gross unrealized depreciation	(13,461,170)

Net unrealized depreciation on investments	$(11,430,066)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how this information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Kaizen Hedged Premium Spreads Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
September 30, 2015 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Purchased Options Contracts	$8,213,500	$945,000	$-	$9,158,500
Short-Term Investments
Money Market	8,470,114	-	-	8,470,114
U.S. Treasury Bill	-	220,979,237	-	220,979,237
Total Assets	$16,683,614	$221,924,237	$-	$238,607,851

Liabilities
Written Options Contracts	$6,506,670	$1,161,000	$-	$7,667,670

*	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust II

By:	/s/ Terrance Gallagher
Title:	Terrance Gallagher, President

Date:	11/27/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Terrance Gallagher
(Signature and Title)	Terrance Gallagher, President

Date:	11/27/15

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer
Date:	11/27/15

*	Print the name and title of each signing officer under his or her signature.